Consolidated Balance Sheets(AUD)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	16,329,829	23,742,422
Inventories, net	397,450	4,207
Accounts receivable	3,799,705	2,167,867
Prepayments	1,132,634	825,800
Other current assets	8,616,354	9,049,283
Total current assets	30,275,972	35,789,579
Non-current assets:
Property, plant and equipment	34,304,365	33,816,691
Less accumulated depreciation	(19,967,699)	(17,906,571)
Property, plant and equipment - net	14,336,666	15,910,120
Other non-current assets	2,920,000	2,920,000
Total non-current assets	17,256,666	18,830,120
Total assets	47,532,638	54,619,699
Current liabilities:
Accounts payable	480,523	974,754
Accrued expenses	1,640,982	2,329,440
Borrowings	498,890	0
Other liability	1,066,813	0
Deferred revenue	1,567,562	957,916
Employee entitlements provision	1,241,710	1,160,177
Total current liabilities	6,496,480	5,422,287
Non-current liabilities:
Asset retirement obligations	2,600,000	2,549,928
Employee entitlements provision	129,206	147,662
Long term secured loan	17,499,194	15,857,966
Other liability	1,066,813	0
Deferred revenue	0	957,916
Total non-current liabilities	21,295,213	19,513,472
Total liabilities	27,791,693	24,935,759
Commitments and contingencies	0	0
Stockholders' equity:
Preferred stock, US$0.01 par value. Authorized 1,000,000 shares; issued and outstanding nil in 2014 (2013: nil)
Common stock, US$0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 175,610,978 shares in 2014 (2013: 175,600,605)	17,561	17,560
Additional paid-in capital	94,328,182	94,955,051
Accumulated deficit	(64,990,359)	(53,356,552)
Current year loss	(9,316,127)	(11,633,807)
Accumulated other comprehensive income	(298,312)	(298,312)
Total stockholders' equity	19,740,945	29,683,940
Total liabilities and stockholders' equity	47,532,638	54,619,699